Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 18, 2012
Registrant Name	dei_EntityRegistrantName	MFS VARIABLE INSURANCE TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000719269
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2012
Prospectus Date	rr_ProspectusDate	Apr. 29, 2012